INCOME TAX - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (9,349)	$ (9,556)
Foreign	(2,113)	(454)
Loss before income tax, as reported in the consolidated statements of operations	$ (11,462)	$ (10,010)
Statutory tax rate in Israel	23.00%	23.00%
Theoretical tax benefit	$ (2,636)	$ (2,302)
Current year carryforward losses and other differences for which a valuation allowance was recorded	2,101	1,195
Changes in valuation allowance	104	2,717
Offset of Other non-current assets (accounted for as DTA element)	(56)
Changes in foreign currency exchange rate and other differences	(12)	139
Changes in tax rate		2,091
Non-deductible expenses and other differences	542	1,890
Actual income tax expense (benefit)	$ 43	$ 5,730